LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company has various operating leases for office space, vehicles and warehouse space that expire on different dates through 2030. Its lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. The Company provided several security deposits mainly to secure various operating lease agreements in connection with its office space.

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2024, are as follows:

2025	$5,029
2026	4,194
2027	3,364
2028	3,048
2029	2,642
2030	1,263

Total undiscounted lease payments	$19,540

Less: adjustment to discounted lease payments	(1,271)

Total discounted lease payments	$18,269

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Weighted-average remaining lease term (years):	4.70

Weighted-average discount rate:	3.17%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Weighted-average remaining lease term (years):	5.49

Weighted-average discount rate:	2.84%

Total rent expenses for the years ended December 31, 2024, 2023 and 2022 were $5,542, $6,052 and $6,856, respectively (see also Note 18b).